Debt - Additional Information (Details) - 4.6% senior notes due to related parties in 2024 [Member] $ in Millions, ₩ in Billions	6 Months Ended
	Jun. 30, 2022	Jan. 01, 2022 KRW (₩)	Jan. 01, 2022 USD ($)
Debt Instrument [Line Items]
Debt instrument face amount		₩ 100	$ 77
Related party transaction rate of interest	4.60%
Long term debt instrument maturity date		May 27, 2024	May 27, 2024